NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

SUPPLEMENT DATED JUNE 14, 2011

TO THE PROSPECTUS DATED NOVEMBER 30, 2010

Effective August 13, 2011, the first sentence of “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Principal Investment Strategies” will be replaced in its entirety with the following:

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. natural resource-related companies. Natural resource-related companies are defined as (i) companies in the energy, industrials, materials and utilities sectors; (ii) companies in the food products industry; (iii) companies, if not in one of these sectors or industry, that (a) derive at least 50% of their revenues or profits from owning, producing, refining, processing, transporting or marketing natural resources or (b) have at least 50% of the fair market value of their assets invested in natural resources; or (iv) pooled investment vehicles that primarily invest in the foregoing companies or that are otherwise designed primarily to provide investment exposure to natural resources.

Effective August 13, 2011, the second paragraph of “How We Manage Your Money—What Types of Securities We Invest In—Equity Securities” will be replaced in its entirety with the following:

Under normal market conditions, the Global Resources Fund invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. natural resource-related companies. Natural resource-related companies are defined as (i) companies in the energy, industrials, materials and utilities sectors; (ii) companies in the food products industry; (iii) companies, if not in one of these sectors or industry, that (a) derive at least 50% of their revenues or profits from owning, producing, refining, processing, transporting or marketing natural resources or (b) have at least 50% of the fair market value of their assets invested in natural resources; or (iv) pooled investment vehicles that primarily invest in the foregoing companies or that are otherwise designed primarily to provide investment exposure to natural resources.

The above change to the fund’s policy is designed to more clearly reflect the fund’s investment intent and to introduce a more objective and efficient classification methodology for compliance testing purposes. Importantly, neither the fund’s underlying portfolio nor its investment approach is expected to change as a result of this policy change.

Effective August 13, 2011, the paragraph “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Principal Risks—Energy and Natural Resources Companies Risk” will be replaced in its entirety with the following:

Natural Resource-Related Companies Risk—Equity securities of natural resource-related companies are especially affected by developments in the commodities markets; the supply of and demand for specific resources, products and services; the price of oil and gas; exploration and production spending; government regulation; economic conditions; international political developments; energy conservation efforts; and the success of exploration projects. Because the fund focuses its investments in these companies, it may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy.

Effective August 13, 2011, the paragraph “How We Manage Your Money—What the Risks Are—Energy and Natural Resources Company Risk” will be replaced in its entirety with the following:

Natural resource-related companies risk: The Global Resources Fund invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. natural resource-related companies. Stocks of natural resource-related companies are especially affected by variations in the commodities markets, which may be due to market events, regulatory developments or other factors that the fund cannot control. Natural resource-related companies can also be significantly affected by the supply of and demand for specific resources, products and services; the price of oil and gas; exploration and production spending; government regulation; economic conditions; international political developments; energy conservation efforts; and the success of exploration projects. Because the fund focuses its investments in these companies, it may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy.

PLEASE KEEP THIS WITH YOUR FUND’S

PROSPECTUS FOR FUTURE REFERENCE

MGN-TGRESP-0611P

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

SUPPLEMENT DATED JUNE 14, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2010

Effective August 13, 2011, the second sentence of the fifth paragraph under “Investment Restrictions” will be replaced in its entirety with the following:

The Global Resources Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities issued by U.S. and non-U.S. natural resource-related companies. Natural resource-related companies are defined as (i) companies in the energy, industrials, materials and utilities sectors; (ii) companies in the food products industry; (iii) companies, if not in one of these sectors or industry, that (a) derive at least 50% of their revenues or profits from owning, producing, refining, processing, transporting or marketing natural resources or (b) have at least 50% of the fair market value of their assets invested in natural resources; or (iv) pooled investment vehicles that primarily invest in the foregoing companies or that are otherwise designed primarily to provide investment exposure to natural resources.

PLEASE KEEP THIS WITH YOUR FUND’S

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

MGN-TGRSAI-0611P